5. Accounts Receivable (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Accounts receivable		$ 2,829,000	$ 2,794,000
Less: allowance for doubtful accounts		(17,000)	(14,000)
Less: discounts, rebates, distributor fees and returns		(1,275,000)	(672,000)
Accounts receivable, net	$ 2,971,000	$ 1,537,000	$ 2,108,000